NET INCOME (LOSS) PER SHARE - Schedule of Reconciliation of Actual Basic and Diluted Earnings Per Share (Q1) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net income (loss) for basic net income (loss) calculation	$ 417	$ (2,262)	$ (10,233)	$ (13,076)
Effect of dilutive securities:
Interest expense on Convertible Notes	85	0
Net income (loss) for diluted net income (loss) calculation	$ 502	$ (2,262)
Denominator
Denominator for basic net income (loss) per share, weighted average (in shares)	45,432,272	26,803,839	36,147,187	22,287,828
Effect of dilutive securities:
Convertible notes stock conversion, weighted average as converted (in shares)	31,882,784	0
Denominator for diluted net income per share (in shares)	77,315,056	26,803,839	36,147,187	22,287,828
Net income (loss) per common share, basic (in dollars per share)	$ 0.01	$ (0.08)	$ (0.28)	$ (0.59)
Net income (loss) per common share, diluted (in dollars per share)	$ 0.01	$ (0.08)	$ (0.28)	$ (0.59)